Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2015
Commitments and Contingencies [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases
Minimum future rental payments under operating leases over the next five years and thereafter are as follows:

Minimum Payments Under Operating Leases
(In millions)
2016	$6.4
2017	5.8
2018	5.9
2019	2.7
2020	2.8
Thereafter	23.1
Total	$46.7

Washington Gas Light Company
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment
The following table summarizes the minimum contractual payments that Washington Gas will make under its pipeline transportation, storage and peaking contracts, as well as minimum contractual payments to purchase natural gas at prices based on market conditions during the next five fiscal years and thereafter.

Washington Gas Contract Minimums
(In millions)	Pipeline Contracts(a)	Gas Purchase Commitments(b)
2016	$208.8	$340.6
2017	200.8	413.8
2018	199.1	403.4
2019	211.1	396.6
2020	199.7	413.6
Thereafter	1,191.7	4,819.0
Total	$2,211.2	$6,787.0

(a) Represents minimum payments for natural gas transportation, storage and peaking contracts that have expiration dates through fiscal year 2034.
(b) Includes known and reasonably likely commitments to purchase natural gas. Cost estimates are based on forward market prices at September 30, 2015.

Non Utility
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment
The following table summarizes the minimum commitments and contractual obligations of WGL Energy Services and WGL Midstream for the next five fiscal years and thereafter.

Contract Minimums
	WGL Energy Services			WGL Midstream
(In millions)	Gas Purchase Commitments(a)	Pipeline Contracts(b)	Electric Purchase Commitments(c)	Gas Purchase Commitments(d)	Pipeline Contracts(b)	Total
2016	$156.4	$3.2	$477.4	$252.9	$20.4	$910.3
2017	67.8	2.0	215.8	348.6	18.4	652.6
2018	9.7	1.4	56.3	1,082.6	15.9	1,165.9
2019	0.5	0.8	6.2	1,650.9	60.9	1,719.3
2020	—	0.5	1.1	1,866.4	65.0	1,933.0
Thereafter	—	1.2	—	32,117.1	1,031.7	33,150.0
Total	$234.4	$9.1	$756.8	$37,318.5	$1,212.3	$39,531.1

(a) Represents fixed price commitments with city gate equivalent deliveries.
(b) Represents minimum payments for natural gas transportation and storage contracts that have expiration dates through fiscal year 2044.
(c) Represents electric purchase commitments that are based on existing fixed price and fixed volume contracts. Includes $15.7 million of commitments related to renewable energy credits.
(d) Includes known and reasonably likely commitments to purchase natural gas. Cost estimates are based on forward market prices as of September 30, 2015. Certain of our gas purchase agreements have optionality, which may cause increases in these commitments.